Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 24, 2024
Document Effective Date	May 01, 2024
Prospectus Date	May 01, 2024
BNY Mellon High Yield Fund | Class A
Prospectus:
Trading Symbol	DPLTX
BNY Mellon High Yield Fund | Class C
Prospectus:
Trading Symbol	PTHIX
BNY Mellon High Yield Fund | Class I
Prospectus:
Trading Symbol	DLHRX